COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 loan item	Dec. 31, 2011
Loan commitments
Commitments to grant loans	$ 20,120	$ 6,083
Lease commitments
2013	183
2014	183
2015	167
2016	55
2017	55
Thereafter	1,155
Total future minimum rental payments	1,798
Number of leases having option to extend lease period	1
Extended additional term of operating lease	10 years
Rental expense	189	195
Employment agreements
Employment agreements with Chief Executive Officer and Chief Financial Officer, initial term	36 months
Number of officers with whom change in control agreements are entered	4
Change in control agreements, period	12 months
Home equity lines of credit
Loan commitments
Unadvanced funds on loan	9,242	8,980
Commercial lines of credit
Loan commitments
Unadvanced funds on loan	5,110	2,555
Construction loans
Loan commitments
Unadvanced funds on loan	8,337	6,473
Other unsecured personal lines of credit
Loan commitments
Unadvanced funds on loan	449	473
Commercial real estate loans
Loan commitments
Unadvanced funds on loan	1,137
Standby letters of credit
Loan commitments
Letters of credit	$ 25	$ 125
Standby letters of credit | Maximum
Loan commitments
Term of letters of credit	1 year